Note 9 - Commitments and Contingencies (Details Textual) bbl in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) bbl	Dec. 31, 2020 USD ($) bbl
The Salt-Water Disposal Supply Agreement [Member]
Number of Barrels to be Delivered (Barrel of Oil) | bbl		5.5
Contractual Obligation, Total		$ 1,800,000
The Salt-Water Disposal Supply Agreement Due on September 30, 2021
Number of Barrels to be Delivered (Barrel of Oil) | bbl		2.5
Number of Barrels, Delivered (Barrel of Oil) | bbl		0.7
The Salt-Water Disposal Agreement Due on July 24, 2022 [Member]
Number of Barrels to be Delivered (Barrel of Oil) | bbl	3.0	3.0
Number of Barrels, Delivered (Barrel of Oil) | bbl	1.7	0.7
Other Noncurrent Assets [Member]
Operating Lease, Right-of-Use Asset	$ 236,000	$ 506,000
Other Liabilities [Member]
Operating Lease, Liability, Total	239,000	508,000
Other Current Liabilities [Member]
Operating Lease, Liability, Noncurrent	213,000	430,000
Other Noncurrent Liabilities [Member]
Operating Lease, Liability, Total	$ 26,000
Operating Lease, Liability, Noncurrent		$ 78,000